Segment And Geographic Information (Schedule Of Segment Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Consolidated total assets	¥ 21,250,325	¥ 21,035,931	¥ 20,702,427
Operating Segments
Segment Reporting Information [Line Items]
Consolidated total assets	30,656,316	30,012,885	29,497,017
Operating Segments | Regional Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	7,027,689	6,995,750	7,041,285
Operating Segments | Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	2,772,961	2,762,138	2,609,666
Operating Segments | Mobile Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	7,599,619	7,341,102	7,326,360
Operating Segments | Data Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	2,364,387	1,981,578	1,930,349
Operating Segments | Other
Segment Reporting Information [Line Items]
Consolidated total assets	10,891,660	10,932,317	10,589,357
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Consolidated total assets	¥ (9,405,991)	¥ (8,976,954)	¥ (8,794,590)